Summary of Significant Accounting Policies (Details 1) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details)
Series 1 Preferred Units/Shares		336,882	336,882	336,882
Series 1a Preferred Units/Shares		244,811	244,811	243,897
Series 1a Prerferred Warrant Units/Shares		69,212	69,212	70,126
Series 1b Preferred Units/Shares		317,058	317,058	317,058
Series 1c Preferred Units/Shares		2,270,866	2,270,866	2,183,758
Class B Common Units Profits Interests		365,245	365,245	359,676
Common Stock Options	523,199
Common Stock Warrants	3,091,657
Total potentially dilutive securities	3,614,856	3,604,074	3,604,074	3,511,397